Consolidated Statement of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash flows used in operating activities
Loss for the year	€ (1,103,575,000)	€ (83,215,000)	€ (48,096,000)
Adjustments for:
Depreciation/Amortization	20,568,000	9,652,000	4,770,000
Impairment losses and write -offs	33,279,000	397,000	4,972,000
Net unrealized foreign exchange differences	(4,071,000)	40,000	105,000
Net finance expense	119,000	2,180,000	2,524,000
Change in fair value of warrants	(102,173,000)	0	0
Listing expense	989,187,000	0	0
Change in fair value of embedded derivatives	(29,957,000)	0	0
Fair value movement on employee loans including fair value charge for the new employee loans issued on September 30, 2021	5,103,000	9,326,000	0
Reversal of difference between fair value and nominal value of loans repaid	(1,611,000)	0	0
Employee share scheme	2,254,000	0	0
Profit on disposal of fixed assets	391,000	0	(542,000)
Profit from the modification of lease	(1,097,000)	(1,036,000)	(64,000)
Deferred taxes	2,769,000	1,621,000	(65,000)
Tax income	3,582,000	(19,423,000)	(6,864,000)
Cash flows used in operations before working capital changes	(185,232,000)	(80,458,000)	(43,260,000)
(Increase) in trade and other receivables	(65,101,000)	(4,545,000)	(4,803,000)
Increase in trade and other payables	23,789,000	9,736,000	9,317,000
(Increase) of inventory	(10,433,000)	(6,191,000)	(3,413,000)
Cash flows used in operations	(236,977,000)	(81,458,000)	(42,159,000)
Income tax and other taxes received	6,379,000	4,108,000	6,973,000
Interest received	90,000	24,000	51,000
Net cash used in operating activities	(230,508,000)	(77,326,000)	(35,135,000)
Cash flows from investing activities
Acquisition of intangible assets	(180,639,000)	(80,684,000)	(38,484,000)
Acquisition of property, plant and equipment	(65,516,000)	(9,844,000)	(6,054,000)
Grants received	282,000	1,067,000	844,000
Prepayments for tangible and intangible assets	(18,552,000)	(17,350,000)	(4,644,000)
Cash received on acquisition of entities, net of consideration paid	0	117,000	486,000
Proceeds from the sale of fixed assets	276,000	6,000	0
Loans granted to employees	(158,000)	0	0
Proceeds from loans to employees	60,000	0	(490,000)
Net cash used in investing activities	(264,247,000)	(106,688,000)	(48,342,000)
Cash flows from financing activities
Cash received from merger with CIIG	(534,413,000)	0	0
Issuance of shares to warrant holders	118,570,000	0	0
Cash paid for redemption of public warrants	6,000	0	0
Proceed from the issuance of new shares	297,690,000	0	0
Proceeds from the issuance of convertible notes net of cost	275,172,000	0	0
Issuance of Preferred A shares	0	160,500,000	100,000,000
Proceeds from exercise of employee share option plan	1,228,000	0	0
Contribution of Kinetik to the share premium of the Company without the issuance of any shares	0	0	81,911,000
Proceeds from borrowings	0	12,396,000	0
Repayment of borrowings	0	(12,396,000)	0
Repayment of interest	(272,000)	(51,000)	0
Repayment of lease liabilities	(10,925,000)	(6,695,000)	(3,287,000)
Net cash from financing activities	1,215,870,000	153,754,000	178,624,000
Net increase/(decrease) in cash and cash equivalents	721,115,000	(30,260,000)	95,147,000
Cash and cash equivalents at January 1	67,080,000	96,644,000	1,053,000
Effects of movements in exchange rates on cash held	7,668,000	696,000	444,000
Cash and cash equivalents at December 31	€ 795,863,000	€ 67,080,000	€ 96,644,000